Inventories (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Inventories [Abstract]
Inventories
5.	Inventories

Inventories consisted of the following at:

($ in thousands)	June 30, 2020	September 30, 2019
New vessels	$135,229	$234,312
Pre-owned vessels	26,956	33,729
Work in process, parts and accessories	9,115	9,297
	$171,300	$277,338

OneWater LLC [Member]
Inventories [Abstract]
Inventories
7	Inventories

Inventories consisted of the following at September 30:

	2019	2018
	($ in thousands)
New vessels	$234,312	$158,909
Used vessels	33,729	18,856
Work in process, parts and accessories	9,297	6,596
Total inventories	$277,338	$184,361